AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.0%
Long-Term Municipal Bonds – 94.8%
Ohio – 78.2%
American Municipal Power, Inc. 4.00%, 02/15/2039	$1,000	$1,180,290
Series 2016A 5.00%, 02/15/2034	2,000	2,373,980
Buckeye Tobacco Settlement Financing Authority Series 2020B 5.00%, 06/01/2055	1,070	1,175,170
City of Chillicothe OH (Adena Health System Obligated Group) 4.00%, 12/01/2042	505	549,778
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	1,700	2,016,183
City of Cleveland OH 5.00%, 12/01/2028	25	27,499
City of Middleburg Heights OH (Southwest General Health Center) 4.00%, 08/01/2041	1,100	1,259,324
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,382,799
Cleveland Municipal School District Series 2015A 5.00%, 12/01/2033	3,000	3,347,220
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	1,370	1,582,131
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2042	1,650	1,972,344
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,591,786
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019A 5.00%, 09/01/2049	190	201,280
County of Franklin OH (Agler Green LP) Series 2002A 5.65%, 05/20/2032	770	772,372
5.80%, 05/20/2044	1,150	1,152,944
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	160	164,734
Series 2013 5.625%, 07/01/2047	865	878,347
County of Franklin OH (Trinity Health Corp.) Series 2017 5.00%, 12/01/2047	1,150	1,377,159
Series 2019A 4.00%, 12/01/2038	1,250	1,454,512

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	$1,625	$1,655,290
County of Hamilton OH Sewer System Revenue Series 2013A 5.00%, 12/01/2031	4,305	4,896,550
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	200	206,260
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	450	258,854
County of Scioto OH (Southern Ohio Medical Center Obligated Group) Series 2016 5.00%, 02/15/2033	1,000	1,139,580
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	575	470,896
Gallia County Local School District Series 2014 5.00%, 11/01/2029	2,000	2,344,420
Miami University/Oxford OH Series 2020A 5.00%, 09/01/2036	1,000	1,305,020
Northeast Ohio Regional Sewer District 3.00%, 11/15/2035	1,935	2,164,375
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,065	1,072,988
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	105	105,788
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	640	678,074
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.50%, 01/15/2048(a)	700	741,363
Ohio Higher Educational Facility Commission (Denison University) Series 2012 5.00%, 11/01/2032	590	627,087
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2034-07/01/2042	3,365	3,964,115
Port of Greater Cincinnati Development Authority (St Xavier High School Inc/OH) 4.00%, 04/01/2040	415	447,246

	Principal Amount (000)	U.S. $ Value

South-Western City School District 4.00%, 12/01/2048	$1,000	$1,171,260
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2020A 4.00%, 01/15/2038	800	920,344
Summit County Development Finance Authority (County of Summit OH Lease) Series 2012 5.00%, 12/01/2025	3,760	4,152,807
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/2021	1,270	1,359,230
University of Akron (The) Series 2014A 5.00%, 01/01/2032	3,080	3,421,757

		57,563,156

Alabama – 0.3%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	100	109,369
5.25%, 05/01/2044(a)	100	111,003

		220,372

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	140	176,261

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	100	112,539

California – 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	229,411
State of California Series 2004 5.25%, 04/01/2029	5	5,020

		234,431

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018K-1 5.00%, 07/01/2037	415	448,129

	Principal Amount (000)	U.S. $ Value

Florida – 3.5%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	$1,000	$1,112,570
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/2033	1,300	1,469,455

		2,582,025

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2059	100	118,848

Guam – 2.0%
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	615	694,489
Guam Power Authority Series 2017A 5.00%, 10/01/2036-10/01/2038	690	797,239

		1,491,728

Illinois – 0.3%
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	210	235,998

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	110	103,397

Kansas – 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	315	310,921

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2036	50	52,440

New York – 0.9%
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 07/01/2028	635	654,780

North Carolina – 0.5%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	394,601

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	100	109,037

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	$100	$107,574
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	270	293,031
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2029	100	79,276
Series 2019A 4.329%, 07/01/2040	70	73,326
5.00%, 07/01/2058	265	282,278

		1,207,809

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	125	119,530
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Belmont University) Series 2012 5.00%, 11/01/2029	630	652,195

		771,725

Texas – 4.3%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas) Series 2014A 5.00%, 08/15/2039	1,000	1,121,020
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	228,317
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	215	227,294
North Texas Tollway Authority (North Texas Tollway System) Series 2015B 5.00%, 01/01/2034	700	813,820

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	$740	$743,552

		3,134,003

Total Long-Term Municipal Bonds (cost $66,226,108)		69,813,163

Short-Term Municipal Notes – 1.2%
Texas – 1.2%
State of Texas 4.00%, 08/26/2021(b) (cost $855,417)	825	855,781

Total Municipal Obligations (cost $67,081,525)		70,668,944

	Shares

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(c) (d) (e) (cost $3,218,999)	3,218,999	3,218,999

Total Investments – 100.4% (cost $70,300,524)(f)		73,887,943
Other assets less liabilities – (0.4)%		(288,842)

Net Assets – 100.0%		$73,599,101

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,520	01/15/2028	0.735%	CPI#	Maturity	$137,656	$—	$137,656
USD	2,020	01/15/2028	1.230%	CPI#	Maturity	99,214	—	99,214
USD	500	01/15/2030	1.587%	CPI#	Maturity	15,317	—	15,317
USD	500	01/15/2030	1.572%	CPI#	Maturity	16,144	—	16,144
USD	150	01/15/2030	1.731%	CPI#	Maturity	2,195	—	2,195
USD	150	01/15/2030	1.714%	CPI#	Maturity	2,480	—	2,480

						$273,006	$—	$273,006

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,630	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$168,018	$—	$168,018
USD	142	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	6,799	—	6,799
USD	318	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	16,050	—	16,050

						$190,867	$—	$190,867

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,685	09/20/2020	2.263%	CPI#	Maturity	$(51,845)	$—	$(51,845)
Barclays Bank PLC	USD	1,375	10/15/2020	2.210%	CPI#	Maturity	(22,653)	—	(22,653)
Barclays Bank PLC	USD	2,541	10/15/2020	2.208%	CPI#	Maturity	(41,733)	—	(41,733)
Citibank, NA	USD	1,850	10/17/2020	2.220%	CPI#	Maturity	(30,756)	—	(30,756)

							$(146,987)	$—	$(146,987)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA*	Quarterly	$(65,405)	$—	$(65,405)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	(65,997)	—	(65,997)

							$(131,402)	$—	$(131,402)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $2,189,021 or 3.0% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,395,738 and gross unrealized depreciation of investments was $(622,835), resulting in net unrealized appreciation of $3,772,903.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$69,813,163	$—	$69,813,163
Short-Term Municipal Notes	—	855,781	—	855,781
Short-Term Investments	3,218,999	—	—	3,218,999
Total Investments in Securities	3,218,999	70,668,944	—	73,887,943
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	273,006	—	273,006
Centrally Cleared Interest Rate Swaps	—	190,867	—	190,867
Liabilities:
Inflation (CPI) Swaps	—	(146,987)	—	(146,987)
Interest Rate Swaps	—	(131,402)	—	(131,402)

Total	$3,218,999	$70,854,428	$—	$74,073,427

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$137	$7,660	$4,578	$3,219	$1